Quarterly Report
June 30, 2023
MFS®  International New Discovery Fund
MIO-Q3

Portfolio of Investments
6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.2%
Aerospace & Defense – 0.9%
Babcock International Group PLC (a)	1,393,969	$5,002,982
LISI Group (l)	516,538	14,823,897
MTU Aero Engines Holding AG	38,986	10,099,358
Singapore Technologies Engineering Ltd.	11,019,700	30,063,508
		$59,989,745
Airlines – 0.7%
Enav S.p.A.	4,662,291	$19,871,744
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	36,092	10,022,387
Mainfreight Ltd.	262,213	11,586,249
		$41,480,380
Alcoholic Beverages – 0.8%
Carlsberg Group	132,479	$21,172,177
China Resources Beer Holdings Co. Ltd.	4,316,000	28,533,146
		$49,705,323
Apparel Manufacturers – 0.6%
Burberry Group PLC	511,400	$13,768,934
Coats Group PLC	5,250,030	4,640,607
Eclat Textile Co. Ltd.	1,226,000	19,723,346
Pacific Textiles Holdings Ltd.	8,236,000	1,927,368
		$40,060,255
Automotive – 1.9%
ARB Corp.	401,496	$7,722,882
Cie Plastic Omnium S.A.	319,197	5,604,272
Daikyonishikawa Corp.	332,421	1,834,691
Hero MotoCorp Ltd.	591,167	21,014,939
Koito Manufacturing Co. Ltd.	1,291,600	23,443,372
Mahindra & Mahindra Ltd.	922,321	16,360,677
Niterra Co. Ltd.	658,000	13,092,190
Stanley Electric Co. Ltd.	577,931	11,717,872
TS Tech Co. Ltd.	997,300	12,635,543
USS Co. Ltd.	472,300	7,827,596
Vitesco Technologies Group AG (a)	22,362	1,841,087
		$123,095,121
Biotechnology – 0.6%
Abcam PLC, ADR (a)	495,341	$12,120,994
Virbac S.A.	88,791	26,208,404
		$38,329,398
Broadcasting – 0.4%
4imprint Group PLC	76,916	$4,683,915
Nippon Television Holdings, Inc.	767,100	7,320,829
TBS Holdings, Inc.	891,400	16,290,457
		$28,295,201
Brokerage & Asset Managers – 2.3%
Bolsa Mexicana de Valores S.A. de C.V.	7,252,800	$15,050,503
Euronext N.V.	228,582	15,539,407
Hargreaves Lansdown PLC	1,312,899	13,599,165
IPH Ltd.	6,574,487	34,391,708
JAFCO Group Co. Ltd.	197,100	2,531,977
Japan Exchange Group, Inc.	145,300	2,541,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Moscow Exchange MICEX-RTS PJSC (a)(u)	7,428,305	$0
Omni Bridgeway Ltd. (a)	6,690,332	11,676,723
Partners Group Holding AG	3,296	3,099,172
Pinnacle Investment Management Group Ltd.	1,139,173	7,638,926
Rathbones Group PLC	780,513	18,437,278
Schroders PLC	498,250	2,767,136
TMX Group Ltd.	955,730	21,506,180
		$148,780,031
Business Services – 6.6%
AEON Delight Co. Ltd.	295,700	$6,314,436
Amadeus Fire AG	135,656	16,549,511
Bunzl PLC	774,450	29,496,710
Central Automotive Products Ltd.	47,300	1,045,016
Compass Group PLC	1,325,120	37,057,511
Comture Corp.	503,300	7,277,770
Doshisha Co. Ltd.	141,800	2,287,306
Eurofins Scientific SE	33,073	2,098,951
Fullcast Holdings Co. Ltd.	747,500	11,402,882
Gruppo Mutuionline S.p.A.	143,416	4,827,887
Imdex Ltd.	9,889,755	12,451,434
Intertek Group PLC	546,374	29,594,621
Iwatani Corp.	493,800	26,120,776
Johnson Service Group PLC	2,118,752	2,776,921
Karnov Group AB (a)	1,201,680	5,481,756
NS Solutions Corp.	3,613,300	101,011,221
Pasona Group, Inc.	612,500	7,114,710
RS Group PLC	4,251,051	41,041,942
San-Ai Obbli Co. Ltd.	3,112,500	33,015,075
SCSK Corp.	848,700	13,358,437
Sohgo Security Services Co. Ltd.	2,845,000	16,110,190
Thoughtworks Holding, Inc. (a)	105,309	795,083
TIS, Inc.	546,200	13,685,340
		$420,915,486
Chemicals – 0.9%
Borregaard ASA	139,949	$2,070,498
IMCD Group N.V.	194,841	28,000,803
JCU Corp.	817,100	19,461,767
KH Neochem Co. Ltd.	409,600	6,701,815
		$56,234,883
Computer Software – 3.4%
ARGO GRAPHICS, Inc.	688,500	$18,736,808
Douzone Bizon Co. Ltd.	447,057	10,564,042
EMIS Group PLC	489,193	8,511,469
OBIC Business Consultants Co. Ltd.	91,900	3,368,783
OBIC Co. Ltd.	581,300	93,195,621
Oracle Corp. Japan	219,700	16,326,021
PCA Corp. (h)	1,398,900	13,305,617
Sage Group PLC	679,854	7,984,858
SimCorp A/S	34,602	3,666,336
Temairazu, Inc.	261,400	7,280,769
Totvs S.A.	1,646,400	10,308,482
Wisetech Global Ltd.	397,654	21,303,517
		$214,552,323

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.7%
Alten S.A.	127,561	$20,085,776
Amadeus IT Group S.A. (a)	600,104	45,641,894
Cancom SE	387,989	11,744,384
DTS Corp.	783,500	18,515,259
Elecom Co. Ltd.	850,200	8,567,108
Kardex Holding AG	89,831	20,123,027
Pole To Win Holdings, Inc.	1,706,900	9,321,736
Temenos AG	86,543	6,878,576
Toshiba Tec Corp.	209,700	6,041,401
Venture Corp. Ltd.	2,272,600	24,821,858
		$171,741,019
Conglomerates – 0.3%
Ansell Ltd.	1,061,273	$18,981,982
Construction – 3.4%
Bellway PLC	527,100	$13,308,010
Breedon Group PLC	13,593,547	56,280,004
Fletcher Building Ltd. (l)	3,298,000	11,032,070
Forterra PLC (h)	14,582,719	29,928,406
Grupo Cementos de Chihuahua S.A.B. de C.V.	1,158,231	9,923,828
James Hardie Industries PLC (a)	270,346	7,206,451
Kingspan Group PLC	48,336	3,096,087
Marshalls PLC	1,037,459	3,170,081
PT Indocement Tunggal Prakarsa Tbk	24,754,200	16,451,723
Reliance Worldwide Corp.	4,834,770	13,299,964
Rinnai Corp.	269,700	5,877,517
Techtronic Industries Co. Ltd.	2,534,500	27,732,865
Toto Ltd.	145,700	4,394,516
Zhejiang Supor Co. Ltd.	2,302,302	15,847,234
		$217,548,756
Consumer Products – 1.7%
Amorepacific Corp.	208,183	$15,420,378
Dabur India Ltd.	2,506,366	17,524,895
Essity AB	864,312	23,007,503
Kobayashi Pharmaceutical Co. Ltd.	273,600	14,886,643
Lion Corp. (l)	1,082,500	10,091,044
Mitsubishi Pencil Co. Ltd.	231,500	2,703,288
PZ Cussons PLC	364,404	749,725
Uni-Charm Corp.	709,500	26,261,752
		$110,645,228
Consumer Services – 1.6%
Afya Ltd. (a)	559,664	$7,857,683
Asante, Inc.	170,200	2,014,220
Carsales.com Ltd.	623,600	9,954,850
Heian Ceremony Service Co.	363,967	2,045,041
Localiza Rent a Car S.A.	660,599	9,450,531
Meitec Corp.	1,115,700	19,254,396
Park24 Co. Ltd. (a)	358,200	4,845,673
Seek Ltd.	762,170	11,058,347
Trip.com Group Ltd. (a)	480,831	16,821,901
Webjet Ltd. (a)	3,724,616	17,226,342
		$100,528,984

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 2.4%
Huhtamaki Oyj	534,863	$17,544,294
Mayr-Melnhof Karton AG	133,652	19,571,871
Toyo Seikan Group Holdings Ltd.	1,427,000	21,076,535
Verallia	1,784,413	66,943,068
Viscofan S.A.	372,627	25,738,450
		$150,874,218
Electrical Equipment – 2.9%
Advantech Co. Ltd.	2,169,191	$28,589,733
Bharat Heavy Electricals Ltd.	14,453,222	15,481,805
Halma PLC	552,548	15,978,528
Legrand S.A.	563,871	55,868,880
LS Electric Co. Ltd.	622,072	37,573,961
Sagami Rubber Industries Co. Ltd.	264,700	1,359,317
TAKUMA Co. Ltd.	969,000	9,989,148
Voltronic Power Technology Corp.	350,659	22,233,135
		$187,074,507
Electronics – 3.5%
Amano Corp.	246,720	$5,211,646
ASM International N.V.	64,709	27,421,573
ASM Pacific Technology Ltd.	3,681,000	36,364,963
Cembre S.p.A.	542,000	18,097,770
Chroma Ate, Inc.	5,253,000	42,655,321
Fukui Computer Holdings, Inc.	205,100	3,985,813
INTER ACTION Corp.	467,700	4,538,389
Melexis N.V.	178,211	17,482,300
Silergy Corp.	469,000	5,864,117
Tripod Technology Corp.	7,465,000	29,690,538
WIN Semiconductors Corp.	2,853,000	15,131,791
Zuken, Inc.	559,300	15,184,003
		$221,628,224
Energy - Integrated – 0.4%
Capricorn Energy PLC	257,341	$610,506
Galp Energia SGPS S.A., “B”	2,267,659	26,526,313
		$27,136,819
Engineering - Construction – 1.3%
Comsys Holdings Corp.	384,800	$7,609,483
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	4,200,348	13,626,531
Doosan Bobcat, Inc.	423,959	18,965,258
JGC Holdings Corp.	2,548,900	33,224,925
Prologis Property Mexico S.A. de C.V., REIT	2,330,235	8,658,231
		$82,084,428
Entertainment – 1.3%
CTS Eventim AG	733,864	$46,325,840
Toei Co. Ltd.	79,400	10,130,746
Toho Co. Ltd.	605,800	23,047,004
		$79,503,590
Food & Beverages – 6.6%
ARIAKE JAPAN Co. Ltd.	854,200	$31,545,045
AVI Ltd.	4,871,301	17,623,000
Bakkafrost P/f	525,592	31,436,802
Britvic PLC	978,218	10,634,404
Cranswick PLC	1,007,811	41,546,202
Ezaki Glico Co. Ltd.	454,000	11,885,694

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Greencore Group PLC (a)	1,183,806	$1,099,010
Gruma S.A.B. de C.V.	891,493	14,311,179
Kato Sangyo Co. Ltd.	711,700	19,565,140
Kerry Group PLC	206,732	20,162,873
Kikkoman Corp.	121,900	6,878,854
Morinaga & Co. Ltd.	878,000	27,496,971
Orion Corp.	310,476	28,275,430
S Foods, Inc.	841,000	18,406,248
Shenguan Holdings Group Ltd.	13,203,505	488,644
T. Hasegawa Co. Ltd. (h)	3,128,400	75,119,800
Takasago International Corp.	161,300	3,035,999
Tate & Lyle PLC	376,983	3,475,859
Tingyi (Cayman Islands) Holdings Corp.	13,534,000	21,036,769
Universal Robina Corp.	13,463,790	33,537,824
		$417,561,747
Food & Drug Stores – 1.3%
DFI Retail Group Holdings Ltd.	6,359,109	$17,448,988
JM Holdings Co. Ltd.	253,700	3,516,606
Patlac Corp.	463,300	15,422,447
SAN-A Co. Ltd.	87,700	2,775,721
Sendas Distribuidora S.A.	1,753,600	5,035,713
Spencer's Retail Ltd. (a)	723,473	554,711
Sugi Holdings Co. Ltd.	234,200	10,463,365
Sundrug Co. Ltd.	870,800	25,834,487
		$81,052,038
Forest & Paper Products – 0.2%
Suzano S.A.	1,122,200	$10,363,745
Furniture & Appliances – 1.0%
Codan Ltd.	1,512,255	$8,130,974
Howden Joinery Group PLC	1,757,505	14,338,569
Paramount Bed Holdings Co. Ltd.	1,356,400	22,622,839
SEB S.A.	162,083	16,740,270
Zojirushi Corp.	177,300	2,191,580
		$64,024,232
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	136,203	$27,330,494
Shangri-La Asia Ltd. (a)	29,944,000	22,889,811
		$50,220,305
General Merchandise – 0.9%
Dollarama, Inc.	841,907	$57,018,982
Seria Co. Ltd.	183,200	2,925,171
		$59,944,153
Insurance – 2.1%
Admiral Group PLC	212,870	$5,628,581
AUB Group Ltd.	2,032,887	40,052,986
Hiscox Ltd.	1,978,378	27,411,812
Samsung Fire & Marine Insurance Co. Ltd.	96,292	16,850,734
Steadfast Group Ltd.	7,747,030	31,049,070
Unipol Gruppo S.p.A.	1,962,447	10,473,696
		$131,466,879

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.9%
Auto Trader Group PLC	792,394	$6,142,702
Demae-Can Co. Ltd. (a)(l)	607,900	1,712,865
Digital Garage, Inc.	353,700	9,469,488
Kakaku.com, Inc.	556,300	8,010,065
MakeMyTrip Ltd. (a)	1,069,505	28,855,245
Moneysupermarket.com Group PLC	4,670,058	16,061,077
Proto Corp.	1,137,400	9,012,781
Rakuten Group, Inc.	119,300	415,523
Rightmove PLC	2,336,828	15,527,381
Scout24 AG	405,862	25,722,274
		$120,929,401
Leisure & Toys – 1.1%
DeNA Co. Ltd.	339,900	$4,425,262
GungHo Online Entertainment, Inc.	326,600	6,422,452
Kawai Musical Instruments Manufacturing Co. Ltd.	119,800	2,997,856
Konami Group Corp.	80,900	4,239,446
NCSoft Corp.	66,779	15,067,536
Thule Group AB	296,227	8,709,368
VTech Holdings Ltd.	3,825,465	25,137,610
		$66,999,530
Machinery & Tools – 5.3%
Aalberts Industries N.V.	211,752	$8,902,888
AirTAC International Group	306,000	10,122,502
Azbil Corp.	820,800	25,973,183
Carel Industries S.p.A.	121,001	3,644,202
DAIFUKU Co. Ltd.	254,100	5,202,963
Fuji Seal International, Inc.	1,662,300	17,607,532
Fujitec Co. Ltd. (l)	719,300	18,431,625
Fukushima Galilei Co. Ltd.	610,000	22,807,951
GEA Group AG	1,208,466	50,518,558
Haitian International Holdings Ltd.	9,977,000	23,274,574
METAWATER Co. Ltd.	1,086,000	13,891,825
MISUMI Group, Inc.	225,900	4,521,267
MonotaRO Co. Ltd.	663,700	8,457,426
Nabtesco Corp. (l)	815,900	18,011,345
Nissei ASB Machine Co. Ltd.	151,400	4,329,243
Obara Group, Inc. (l)	128,500	3,729,121
Rational AG	2,758	1,995,318
Rotork PLC	2,206,516	8,541,335
Seven Group Holdings Ltd.	980,316	16,175,753
Shima Seiki Manufacturing Ltd.	191,900	2,482,783
SIG Combibloc Group AG	1,383,743	38,155,161
Spirax-Sarco Engineering PLC	110,367	14,528,215
VAT Group AG	30,209	12,487,939
		$333,792,709
Major Banks – 0.4%
Resona Holdings, Inc.	4,847,900	$23,192,109
Medical & Health Technology & Services – 1.3%
ARATA Corp.	148,400	$4,855,867
Arvida Group Ltd.	7,000,975	5,413,588
AS ONE Corp.	358,400	14,210,631
BML, Inc.	587,500	11,838,961
Burning Rock Biotech Ltd., ADR (a)	285,384	622,137
DKSH Holding Ltd.	45,850	3,409,103
Guangzhou KingMed Diagnostics Group Co. Ltd., “A”	1,147,400	11,925,675

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
ICON PLC (a)	28,327	$7,087,415
Medipal Holdings Corp.	724,100	11,845,373
Ryman Healthcare Ltd.	2,130,319	8,602,539
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,590,718	3,739,035
		$83,550,324
Medical Equipment – 4.0%
ConvaTec Group PLC	3,915,066	$10,202,819
Demant A.S. (a)	271,692	11,487,234
Eiken Chemical Co. Ltd.	753,900	8,080,362
Fukuda Denshi Co. Ltd.	625,400	20,368,341
Gerresheimer AG	523,240	58,865,924
Hogy Medical Co. Ltd.	79,600	1,759,820
JEOL Ltd.	239,800	8,550,382
Nakanishi, Inc.	1,954,100	43,345,257
Nihon Kohden Corp.	521,600	13,940,915
Shimadzu Corp.	624,700	19,340,159
Smith & Nephew PLC	1,794,613	28,899,730
Sonova Holding AG	97,918	26,058,955
Straumann Holding AG	11,710	1,899,007
		$252,798,905
Metals & Mining – 1.0%
Deterra Royalties Ltd.	3,908,506	$12,042,908
Iluka Resources Ltd.	2,312,804	17,251,380
MOIL Ltd.	6,090,545	12,060,632
PT United Tractors Tbk	14,165,800	22,225,036
		$63,579,956
Natural Gas - Distribution – 1.2%
China Resources Gas Group Ltd.	6,976,000	$23,918,613
DCC PLC	323,970	18,095,215
Italgas S.p.A.	5,939,723	35,161,735
		$77,175,563
Network & Telecom – 0.1%
NOHMI BOSAI Ltd.	678,100	$8,528,966
Oil Services – 0.1%
Tenaris S.A., ADR	211,920	$6,347,004
Other Banks & Diversified Financials – 5.2%
AEON Financial Service Co. Ltd.	2,490,600	$22,287,890
AEON Thana Sinsap Public Co. Ltd.	2,563,700	13,557,855
Allfunds Group PLC	645,334	3,936,414
Banco Santander Chile S.A.	157,118,269	7,435,023
Bank of Kyoto Ltd.	575,700	28,920,391
Chiba Bank Ltd.	3,910,951	23,686,060
Credicorp Ltd.	70,398	10,393,561
E.Sun Financial Holding Co. Ltd.	21,496,457	18,018,122
FinecoBank S.p.A.	914,366	12,287,367
Hachijuni Bank Ltd.	3,710,800	16,186,375
Iress Ltd.	1,560,926	10,723,183
Julius Baer Group Ltd.	364,948	22,972,091
Jyske Bank A.S. (a)	285,747	21,708,983
Komercni Banka A.S.	462,760	14,114,980
Metropolitan Bank & Trust Co.	27,226,417	27,473,282
Shizuoka Financial Group, Inc.	4,668,200	33,913,298
Shriram Transport Finance Ltd.	1,710,637	36,182,752

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Zenkoku Hosho Co. Ltd.	180,300	$6,274,546
		$330,072,173
Pharmaceuticals – 1.5%
Daito Pharmaceutical Co. Ltd.	632,900	$10,077,126
Genomma Lab Internacional S.A., “B”	12,050,702	9,293,058
Hypera S.A.	733,005	7,043,473
Ipca Laboratories Ltd.	1,514,795	13,716,686
Kalbe Farma Tbk PT	224,705,600	30,725,128
Santen Pharmaceutical Co. Ltd.	2,042,300	17,368,689
Suzuken Co. Ltd./Aichi Japan	339,200	9,239,829
		$97,463,989
Pollution Control – 0.9%
ALS Ltd.	1,326,837	$9,908,533
Daiseki Co. Ltd.	1,584,940	44,708,008
		$54,616,541
Precious Metals & Minerals – 0.5%
Agnico Eagle Mines Ltd.	658,772	$32,895,088
Printing & Publishing – 0.5%
China Literature Ltd. (a)	2,235,200	$9,421,709
Wolters Kluwer N.V.	177,849	22,570,205
		$31,991,914
Railroad & Shipping – 0.3%
Sankyu, Inc.	610,100	$20,210,594
Real Estate – 3.2%
Aldar Properties PJSC	9,684,574	$13,420,768
Big Yellow Group PLC, REIT	902,264	12,295,242
CapitaLand Ascott Trust	518,846	415,450
CapitaLand India Trusts IEU, REIT	12,556,800	10,584,703
CapitaLand Investment Ltd.	9,775,600	24,026,920
CDL Hospitality Trusts, REIT	460,877	416,325
Cedar Woods Properties Ltd.	2,256,844	7,562,085
City Developments Ltd.	2,898,600	14,450,698
Embassy Office Parks REIT	3,371,200	11,962,113
LEG Immobilien SE (a)	507,460	29,148,892
Midland Holdings Ltd. (a)(h)	43,113,000	4,139,596
Rural Funds Group, REIT	1,463,425	1,723,766
Shaftesbury Capital PLC, REIT	4,450,039	6,504,934
Swire Properties Ltd.	10,300,200	25,388,497
TAG Immobilien AG (a)	766,358	7,243,596
Unite Group PLC, REIT	2,864,472	31,649,551
		$200,933,136
Restaurants – 1.9%
Cafe de Coral Holdings Ltd.	16,092,000	$20,699,348
Domino's Pizza Enterprises Ltd.	346,399	10,713,894
Greggs PLC	1,105,910	35,871,076
Sodexo	512,499	56,399,244
		$123,683,562
Specialty Chemicals – 4.8%
Air Water, Inc.	783,300	$10,886,234
Croda International PLC	691,556	49,411,815
Essentra PLC	11,118,052	22,902,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Japan Pure Chemical Co. Ltd.	41,700	$749,932
Kansai Paint Co. Ltd.	1,037,000	15,265,774
Kureha Corp.	137,000	7,849,327
Nihon Parkerizing Co. Ltd.	1,049,600	7,844,056
Nitto Denko Corp.	144,400	10,703,647
NOF Corp.	320,000	13,751,051
Sika AG	137,623	39,316,464
SK KAKEN Co. Ltd.	590,500	31,101,563
Symrise AG	833,600	87,342,128
Taisei Lamick Co. Ltd.	219,800	4,447,720
		$301,572,231
Specialty Stores – 1.8%
Just Eat Takeaway.com (a)	1,208,551	$18,510,268
Just Eat Takeaway.com (a)	75,723	1,161,712
Kitanotatsujin Corp.	1,132,600	2,283,125
Multiplan Empreendimentos Imobiliarios S.A.	4,108,065	23,739,643
Nick Scali Ltd.	1,081,696	6,583,840
Nishimatsuya Chain Co. Ltd.	1,316,100	15,567,885
Ryohin Keikaku Co. Ltd.	1,186,100	11,750,068
Shimamura Co. Ltd.	52,800	4,983,790
ZOZO, Inc.	1,385,700	28,679,484
		$113,259,815
Telecommunications - Wireless – 1.4%
Cellnex Telecom S.A.	1,311,061	$52,918,995
Etihad Etisalat Co.	1,358,826	17,353,498
Infrastrutture Wireless Italiane S.p.A.	1,249,006	16,464,018
		$86,736,511
Telephone Services – 0.6%
Helios Towers PLC (a)	3,888,393	$4,597,519
Hellenic Telecommunications Organization S.A.	1,031,343	17,680,058
NOS, SGPS S.A.	2,166,413	7,697,151
Operadora de Sites Mexicanos, S.A. de C.V., REIT, “A-1” (l)	7,065,700	6,724,324
		$36,699,052
Trucking – 1.8%
Freightways Group Ltd.	2,126,298	$10,856,844
Hamakyorex Co. Ltd.	114,900	3,067,204
Seino Holdings Co. Ltd.	3,715,600	52,926,836
Senko Group Holdings Co. Ltd.	657,300	4,735,100
SG Holdings Co. Ltd.	1,043,800	14,892,591
Trancom Co. Ltd.	95,100	4,347,174
Yamato Holdings Co. Ltd.	1,283,100	23,205,003
		$114,030,752
Utilities - Electric Power – 0.7%
CESC Ltd.	30,954,810	$27,148,956
Equatorial Energia S.A.	1,408,500	9,457,265
Transmissora Alianca de Energia Eletrica S.A., IEU	888,479	6,984,326
		$43,590,547
Utilities - Water – 0.2%
Aguas Andinas S.A., “A”	36,715,629	$12,730,753
Total Common Stocks		$6,041,200,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.2%
Metals & Mining – 0.2%
Gerdau S.A.	2,793,525	$14,626,305
	Strike Price	First Exercise
Rights – 0.0%
Real Estate – 0.0%
CapitaLand India Trust Rights (1 share for 1 right, Expiration 7/24/2023) (a)	SGD 1.06	7/10/23	1,494,259	$88,391

Investment Companies (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 5.04% (v)	264,889,242	$264,942,220
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.04% (j)	1,453,931	$1,453,931

Other Assets, Less Liabilities – 0.4%		27,156,125
Net Assets – 100.0%		$6,349,467,097
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $387,435,639 and $5,934,875,333, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
SGD	Singapore Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$124,747,304	$1,825,391,524	$—	$1,950,138,828
United Kingdom	736,875,871	—	—	736,875,871
Germany	347,396,870	—	—	347,396,870
Australia	42,404,136	302,427,362	—	344,831,498
France	280,312,169	—	—	280,312,169
India	118,518,982	82,344,429	—	200,863,411
Taiwan	—	192,028,605	—	192,028,605
Hong Kong	22,889,811	158,839,235	—	181,729,046
Switzerland	174,399,495	—	—	174,399,495
Other Countries	1,308,333,259	339,005,769	0	1,647,339,028
Mutual Funds	266,396,151	—	—	266,396,151
Total	$3,422,274,048	$2,900,036,924	$0	$6,322,310,972
For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2023, the fund held one level 3 security valued at $0, which was also held and valued at $0 at September 30, 2022.
(2) Securities Lending Collateral
At June 30, 2023, the value of securities loaned was $16,016,147. These loans were collateralized by cash of $1,453,931 and U.S. Treasury Obligations (held by the lending agent) of $15,576,969.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Forterra PLC	$40,036,956	$—	$1,939,324	$(706,893)	$(7,462,333)	$29,928,406
MFS Institutional Money Market Portfolio	225,046,256	684,379,978	644,513,445	61	29,370	264,942,220
Midland Holdings Ltd.	3,066,471	—	—	—	1,073,125	4,139,596
PCA Corp.	9,878,227	—	—	—	3,427,390	13,305,617
T. Hasegawa Co. Ltd.	64,351,878	—	—	—	10,767,922	75,119,800
	$342,379,788	$684,379,978	$646,452,769	$(706,832)	$7,835,474	$387,435,639
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Forterra PLC	$1,882,824	$—
MFS Institutional Money Market Portfolio	5,641,505	—
Midland Holdings Ltd.	—	—
PCA Corp.	161,466	—
T. Hasegawa Co. Ltd.	677,819	—
	$8,363,614	$—
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.